Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Description of Business
Note 1. Description of business
Starry Group Holdings, Inc. (“Starry Group” and, together with its subsidiaries, “Starry” or “the Company”) was incorporated in Delaware on September 17, 2021 as a wholly owned subsidiary of Starry, Inc. (“Old Starry”). Starry Group was formed for the purpose of effectuating the transactions contemplated by the Agreement and Plan of Merger, dated as of October 6, 2021 (as amended, the “Merger Agreement”), by and among FirstMark Horizon Acquisition Corp. (“FirstMark”), Sirius Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of FirstMark (“Merger Sub”), Old Starry and Starry Group.
The Company is in the telecommunications industry and invests in the future of fixed wireless technology. The Company delivers high-quality and affordable broadband access using innovative, proprietary wideband hybrid fiber wireless technology. Active phased arrays are used to amplify wireless signals and optimize service from multiple antennas deployed throughout a region. By using a fixed wireless network, reliance on municipal infrastructure is reduced, extensive installation times are bypassed, and network deployment is increased in comparison to its fiber competitors. Services are provided to customers in Boston, Los Angeles, New York City, Denver, Washington, D.C. and Columbus.
Business Combination
Merger Agreement Waiver
On March 28, 2022, the parties to the Merger Agreement entered into a Merger Agreement Waiver (the “Merger Agreement Waiver”), pursuant to which they agreed to waive certain closing conditions. Subsequent to waiving such closing conditions, the business combination was effected in two steps:
(a) on March 28, 2022 (the “SPAC Merger Effective Time”), FirstMark merged with and into Starry Group (the “SPAC Merger”), with Starry Group surviving the SPAC Merger as a publicly traded entity and sole owner of Merger Sub; and
(b) on March 29, 2022 (the “Acquisition Merger Effective Date”), Merger Sub merged with and into Old Starry (the “Acquisition Merger”, and, together with the SPAC Merger and all other transactions contemplated by the Merger Agreement, the “Business Combination”), with Old Starry surviving the Acquisition Merger as a wholly owned subsidiary of Starry Group.
Upon consummation of the Business Combination on March 29, 2022, the Company received gross proceeds of $36,282 (consisting of $37 of cash held by FirstMark and $36,245 from the trust account). In addition, 4,921,551 shares of FirstMark common stock held by public stockholders converted to Class A common stock on a
1-for-1
basis. The Company also issued common stock warrants in exchange of FirstMark public and private warrants (see Note 9).
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. This determination is primarily based on Old Starry stockholders comprising a relative majority of the voting power of Starry and board composition, Old Starry operations prior to the Business Combination comprising the only ongoing operations of Starry, and Old Starry senior management comprising a majority of the senior management of Starry. Under this method of accounting, FirstMark was treated as the “acquired” company for financial reporting purposes. Accordingly, the financial statements of Starry represent a continuation of the financial statements of Old Starry with the Business Combination being treated as the equivalent of Starry issuing stock for the net assets of FirstMark, accompanied by a recapitalization. The net assets of FirstMark are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are presented as those of Starry. Share information for all periods prior to the Business Combination has been retroactively adjusted using the exchange ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
PIPE Subscription Agreements
On March 29, 2022, the PIPE investors purchased an aggregate of 14,533,334 shares of Class A common stock at $7.50 per share, resulting in aggregate proceeds of $109,000 in the PIPE Investment.
Series Z Subscription Agreements
On March 29, 2022, the Series Z investors purchased an aggregate of 4,133,333 shares of Starry Series Z Preferred Stock at $7.50 per share, resulting in aggregate proceeds of $31,000.
Recapitalization
On the closing date of the Acquisition Merger and immediately prior to the effective time of the Acquisition Merger, (a) each then-outstanding share of Starry Preferred Stock (excluding the Series Z Preferred Stock, par value $0.001 per share of Starry (“Starry Series Z Preferred Stock”) automatically converted into a number of shares of Old Starry common stock, par value $0.001 per share, on a
1-for-1
basis; and (b) each then-outstanding and unexercised warrant of Starry (the “Starry Warrants” - see Note 9) were automatically exercised in exchange for shares of Old Starry common stock (collectively, the “Conversion”).
At the effective time of the Acquisition Merger, pursuant to the Acquisition Merger: (a) each then-outstanding share of Old Starry common stock, including shares of Old Starry common stock resulting from the Conversion, were canceled and automatically converted into (i) with respect to the Company’s Chief Executive Officer and founder, 9,268,335 shares of Class X common stock, par value $0.0001 per share and (ii) with respect to any other persons who hold Old Starry common stock, the number of shares of Class A common stock, par value $0.0001 per share, equal to the exchange ratio of 0.1841; (b) each share of Series Z Preferred Stock automatically converted into Class A common stock on a one-to-one
basis (c) each outstanding and unexercised option to acquire shares of Old Starry common stock (an “Old Starry Option”) was converted into an option to acquire shares of Class A common stock (a “Starry Option”), on the same terms and conditions as were applicable to such Old Starry Option, based on the 0.1841 exchange ratio; and (d) each outstanding award of restricted stock units of Old Starry (an “Old Starry RSU Award”) was converted into an award covering shares of Class A common stock (a “Starry RSU Award”), on the same terms and conditions as were applicable to such Old Starry RSU Award, based on the 0.1841 exchange ratio.
The following summarizes the shares of Class A common stock and Class X common stock issued and outstanding immediately after the Business Combination as of March 29, 2022:

Starry equity holders (1)	140,062,611	86%
FirstMark founder shares (2) (3)	2,677,500	2%
FirstMark public stockholders (3)	4,921,551	3%
PIPE Investors (3)	14,533,334	9%

Starry common stock immediately after Merger	162,194,996	100%

(1)	Excludes 45,918,159 shares of Class A common stock underlying outstanding stock options and restricted stock units.
(2)	Excludes 4,128,113 Earnout Shares subject to forfeiture if certain performance-based vesting conditions are not met (see Note 9).
(3)
The FirstMark founder shares, FirstMark public stockholders and PIPE investors are presented combined in the Condensed Consolidated Statements of Stockholders’ Equity (Deficit) on the line item “Business Combination transaction, net of transaction costs and assumed liabilities”.

In connection with the Business Combination, the Company raised $176,282 of gross proceeds including $36,282 of cash received from FirstMark and $140,000 of cash received in connection with the PIPE financing and Series Z Preferred Stock financing.
The Company incurred $17,532 of transaction costs (net of $967 transaction costs incurred and paid by FirstMark prior to the close of the Business Combination for a total of $18,499 combined company transaction costs), consisting of banking, legal, and other professional fees, of which $17,218 was netted out of proceeds and recorded in additional paid-in
capital (“APIC”) and the remaining $314 was allocated to warrants and earnout liability instruments. The Company also incurred $2,973 in one-time
incentive payment transaction costs and legal expenses that were recorded in selling, general and administrative expense in the condensed consolidated statements of operations for the three months ended March 31, 2022.

In aggregate the amount recorded in APIC was $110,930 as shown below:

Cash - FirstMark trust and cash	$36,282
Cash - PIPE investors (including Series Z)	140,000

Gross proceeds	176,282
Less: transaction costs paid during the period	(12,507)

Net proceeds from the Business Combination	163,775
Less: Series Z Preferred Stock (1)	(31,000)
Less: warrant liabilities issued	(15,697)
Less: repayment of note assumed in the Business Combination	(1,200)
Less: net transaction costs reclassed to equity, including accrued transaction costs at March 31, 2022	(4,711)
Less: issuance of non-redemption shares	(42)
Less: non-cash net liabilities assumed from the Business Combination	(195)

Business Combination, net of transaction costs and assumed liabilities on the Statement of Changes in Stockholders’ Equity	$110,930

(1)	The conversion of Series Z Preferred Stock is reflected separately from the Business Combination on the Statement of Changes in Stockholders’ Equity.
Going concern:
Pursuant to the Financial Accounting Standards Board (the “FASB”) codification Accounting Standards Codification (“ASC”) 205,
Presentation of Financial Statements,
the Company is required to assess its ability to continue as a going concern for a period of one year from the date of the issuance of the consolidated financial statements.
Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year from the financial statement issuance date.
These condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. The Company is an early-stage growth company and has generated losses and negative cash flows from operating activities since inception. The Company requires additional capital investment to execute the strategic business plan to grow its subscriber base in existing markets from already-deployed network assets and launch services in new markets. Management plans to raise additional capital through a combination of potential options, including but not limited to, equity and debt financings.
Additional equity financing may not be available, and if it is available, it may not be on terms favorable to the Company and could be dilutive to current stockholders. Debt financing, if available, may involve restrictive covenants and dilutive financing instruments.
As of March 31, 2022, the Company was in compliance with the financial covenants required by the Starry Credit Agreement (see Note 4). However, the inherent uncertainties described above may impact the Company’s ability to remain in compliance with this covenant over the next twelve months. If the Company breaches its financial covenant and fails to secure a waiver or forbearance from the third-party lender, such breach or failure could accelerate the repayment of the outstanding borrowing under the Starry Credit Agreement or the exercise of other rights or remedies the third-party lender may have under applicable law. No assurance can be provided that a waiver or forbearance will be granted or the outstanding borrowing under the Starry Credit Agreement will be successfully refinanced on terms that are acceptable to the Company.
The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company could be required to delay, scale back or abandon some or all of its expansion efforts and other operations, which could materially harm the Company’s business, financial condition and results of operations. Because of this uncertainty, there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date that these consolidated financial statements are issued, and therefore, whether we realize our assets and settle our liabilities in the normal course of business and at the amounts stated in the accompanying consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty, nor do they include adjustments to reflect the future effects of the recoverability or classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Starry, Inc [Member]
Description of Business
Note 1. Description of business
Starry Group Holdings, Inc. (“New Starry” and, together with its subsidiaries, “Starry” or “the Company”) was incorporated in Delaware on September 17, 2021 as a wholly owned subsidiary of Starry, Inc. (“Old Starry”). New Starry was formed for the purpose of effectuating the transactions contemplated by the Agreement and Plan of Merger, dated as of October 6, 2021 (as amended, the “Merger Agreement”), by and among FirstMark Horizon Acquisition Corp. (“FirstMark”), Sirius Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of FirstMark (“Merger Sub”), Old Starry and New Starry.
The Company is in the telecommunications industry and invests in the future of fixed wireless technology. The Company delivers high-quality and affordable broadband access using innovative, proprietary wideband hybrid fiber wireless technology. Active phased arrays are used to amplify wireless signals and optimize service from multiple antennas deployed throughout a region. By using a fixed wireless network, reliance on municipal infrastructure is reduced, extensive installation times are bypassed, and network deployment is increased in comparison to its fiber competitors. Services are provided to customers in Boston, Los Angeles, New York City, Denver, Washington, D.C. and Columbus.
Business Combination
On October 6, 2021, FirstMark Horizon Acquisition Corp (“FirstMark”), Sirius Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of FirstMark (“Merger Sub”),
Old
Starry and New Starry entered into a merger agreement. Pursuant to the merger agreement, and subject to the terms and conditions contained therein, a business combination will be effected in two steps: (a) FirstMark will merge with and into New Starry, with New Starry surviving the merger as a publicly traded entity and becoming the sole owner of Merger Sub (referred to as the “SPAC Merger”), and (b) Merger Sub will merge with and into
Old
Starry, with
 Old
Starry surviving the merger as a wholly owned subsidiary of New Starry (referred to as the “Acquisition Merger”) (collectively, referred to as the “Business Combination”).
Retrospective Adjustment
Share information for all periods prior to the Business Combination has been retroactively adjusted using the exchange ratio for the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization.
PIPE Subscription Agreement
In connection with the execution of the merger agreement, FirstMark and New Starry entered into the PIPE subscription agreements with the PIPE investors, pursuant to which, among other things, the PIPE investors party thereto agreed to purchase an aggregate of 10,900,000 shares of New Starry Class A common stock following the close of the SPAC Merger and immediately prior to the close of the Acquisition Merger at a cash purchase price of $10.00 per share, resulting in aggregate proceeds of $109,000 in the PIPE investment. The PIPE subscription agreements contain customary representations, warranties, covenants and agreements of FirstMark and the PIPE investors and are subject to customary closing conditions and termination rights. The PIPE Investment is expected to close following the close of the SPAC Merger and immediately prior to the close of the Acquisition Merger.
Convertible Notes Subscription Agreement
In connection with the execution of the merger agreement, FirstMark entered into the Convertible Notes subscription agreements with the Convertible Notes investors, pursuant to which, among other things, the Convertible Notes investors agreed to purchase an aggregate of $150,000 principal amount of Convertible Notes immediately prior to or substantially concurrently with the consummation of the Acquisition Merger, resulting in aggregate proceeds of $150,000 in the Convertible Notes investment. The Convertible Notes subscription agreements contain customary representations, warranties, covenants and agreements of FirstMark and the Convertible Notes investors and are subject to customary closing conditions and termination rights. The Convertible Notes investment is expected to close immediately prior to the close of the Acquisition Merger.
Series Z Subscription Agreement
In connection with the execution of the merger agreement, Starry entered into the Series Z Subscription Agreement with the Series Z Investors (affiliates of FirstMark), pursuant to which the Series Z Investors agreed to subscribe and purchase, in the aggregate, 2,100,000 shares of Starry Series Z Preferred Stock at $10.00 per share for an aggregate commitment amount of $21,000. The closings under the Series Z Subscription Agreement will occur immediately prior to or substantially concurrently with the closing date of the Acquisition Merger.
Starry shall take all actions necessary to cause each share of Starry Series Z Preferred Stock that is issued and outstanding immediately prior to the effective time of the Acquisition Merger to be converted into the right to receive a number of shares of New Starry Class A Common Stock equal to the number of shares of Starry Series Z Preferred Stock held by each holder of Starry Series Z Preferred Stock as of immediately prior to the effective time of the Acquisition Merger.
On the closing date of the Acquisition Merger and immediately prior to the effective time of the Acquisition Merger, (a) each then-outstanding share of Starry Preferred Stock (excluding the Series Z Preferred Stock, par value $0.0001 per share of Starry (“Starry Series Z Preferred Stock”) will convert automatically into a number of shares of common stock, par value $0.0001 per share, of Old Starry (“Old Starry Common Stock”) at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of Starry (the “Conversion”); and (b) each then-outstanding and unexercised warrant of Old Starry (the “Old Starry Warrants”) will automatically be exercised in exchange for shares of Old Starry Common Stock pursuant to the terms of such Old Starry Warrants and shall be automatically cancelled, extinguished and retired and cease to exist.
At the effective time of the Acquisition Merger, pursuant to the Acquisition Merger: (a) each then-outstanding share of Old Starry Common Stock, including shares of Old Starry Common Stock resulting from the Conversion, will be canceled and automatically converted into the right to receive (i) with respect to Chaitanya Kanojia, the number of shares of Class X common stock, par value
$0.0001 per
share, of New Starry (the “New Starry Class X Common Stock”) and (ii) with respect to any other persons who hold Old Starry Common Stock, the number of shares of New Starry Class A Common Stock, in each case, equal to the applicable exchange ratio (determined in accordance with the merger agreement and as further described in the proxy statement/prospectus filed with the SEC and dated February 11, 2022); (b) each share of then-outstanding Starry Series Z Preferred Stock will convert automatically into the right to receive shares of New Starry Class A Common Stock on a one-to-one basis (c) each then-outstanding and unexercised option of Old Starry (an “Old Starry Option”) will be converted into an option exercisable for shares of New Starry Class A Common Stock (a “New Starry Option”), on the same terms and conditions as were applicable to such Old Starry Option, based on the exchange ratio (determined in accordance with the merger agreement and as further described in the proxy statement/prospectus filed with the SEC and dated February 11, 2022); and (d) each then-outstanding award of restricted stock units of Old Starry (an “Old Starry RSU Award”) will be converted into an award covering shares of New Starry Class A Common Stock (a “New Starry RSU Award”), on the same terms and conditions as were applicable to such Old Starry RSU Award, based on the exchange ratio (determined in accordance with the merger agreement and as further described in the proxy statement/prospectus filed with the SEC and dated February 11, 2022).
Going concern:
 Pursuant to the Financial Accounting Standards Board (the “FASB”) codification Accounting Standards Codification (“ASC”) 205,
 Presentation of Financial Statements,
 the Company is required to assess its ability to continue as a going concern for a period of one year from the date of the issuance of the consolidated financial statements.
Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year from the financial statement issuance date.
These consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. The Company is an early-stage growth company and has generated losses and negative cash flows from operating activities since inception. The Company requires additional capital investment to execute the strategic business plan to grow its subscriber base in existing markets from already-deployed network assets and launch services in new markets. Management plans to raise additional capital through a combination of potential options, including but not limited to, equity and debt financings.
Additional equity financing may not be available on favorable terms and could be dilutive to current stockholders. Debt financing, if available, may involve restrictive covenants and dilutive financing instruments.
As of December 31, 2021, the Company was in compliance with the financial covenant required by the Credit Agreement. However, the inherent uncertainties described above may impact the Company’s ability to remain in compliance with this covenant over the next twelve months. If the Company breaches its financial covenant and fails to secure a waiver or forbearance from the third-party lender, such breach or failure could accelerate the repayment of the outstanding borrowing under the Credit Agreement or the exercise of other rights or remedies the third-party lender may have under applicable law. No assurance can be provided that a waiver or forbearance will be granted or the outstanding borrowing under the Credit Agreement will be successfully refinanced on terms that are acceptable to the Company.

The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company could be required to delay, scale back or abandon some or all of its expansion efforts and other operations, which could materially harm the Company’s business, financial condition and results of operations. Because of this uncertainty, there is substantial doubt about the Company’s ability to continue as a going concern for at least one year from the date that these consolidated financial statements are issued, and therefore, whether we realize our assets and settle our liabilities in the normal course of business and at the amounts stated in the accompanying consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty, nor do they include adjustments to reflect the future effects of the recoverability or classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.